Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Cash flows from financing activities:
Cash and cash equivalents - beginning of period	$ 549,100
Cash and cash equivalents - end of period	307,304		$ 549,100
Successor
Cash flows from operating activities:
Net loss	(690,330)		(1,306,576)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	690		1,434
Amortization of debt issuance costs
Amortization of intangible assets	145,875		291,750
Amortization of discount on convertible debentures	165,194		250,308
Default penalty on convertible debentures
Interest income on short-term investment	(4)		(7)
Change in fair value of financial instruments	(96,327)		(119,510)
Interest expense on debtor in possession financing
Gain on reorganization
stock-based compensation expense	154,383		188,343
Changes in operating assets and liabilities:
Accounts receivable	126,475		(43,624)
Cost and estimated earnings in excess of billings on uncompleted contracts	9,083		(33,349)
Inventory	9,445		30,725
Intangible assets	(28,820)
Prepaid expenses	(133,939)		(96,131)
Accounts payable and accrued expenses	192,727		75,292
Accounts payable and accrued expenses - subject to compromise			(33,713)
Accrued interest, related party - subject to compromise			(26,500)
Accrued interest
Related party accounts payable and accrued expenses - subject to compromise			(206,629)
Billings in excess of costs and estimated earnings -on uncompleted contracts	(10,655)		5,804
Deferred revenue	43,966		(10,627)
Net cash used in operating activities	(112,237)		(1,033,010)
Cash flows provided by investing activities:
Short-term investment
Purchase of equipment			(1,393)
Security deposit refund			1,200
Net cash provided by (used in) investing activities			(193)
Cash flows from financing activities:
Prepaid expenses on offering costs	(129,559)
Principal payments on related party notes payable			(73,500)
Proceeds from issuance of convertible debentures			750,000
Debt issuance costs			(50,000)
Proceeds from (repayment of) debtor in possession financing
Net cash provided by financing activities	(129,559)		626,500
Net decrease in cash and cash equivalents	(241,796)		(406,703)
Cash and cash equivalents - beginning of period	549,100		955,803
Cash and cash equivalents - end of period	307,304		549,100	$ 955,803
Cash paid during the period for:
Interest
Predecessor
Cash flows from operating activities:
Net loss		$ (506,684)		(664,737)	$ (2,743,116)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense		850		1,629	3,728
Amortization of debt issuance costs		5,204		5,204	20,815
Amortization of intangible assets
Amortization of discount on convertible debentures		158,560		387,965	416,833
Default penalty on convertible debentures					1,247,310
Interest income on short-term investment		(3)		(8)	(22)
Change in fair value of financial instruments					(646,671)
Interest expense on debtor in possession financing				35,848
Gain on reorganization				(713,379)
stock-based compensation expense		46,898		119,146	192,776
Changes in operating assets and liabilities:
Accounts receivable		(72,432)		(104,858)	79,898
Cost and estimated earnings in excess of billings on uncompleted contracts
Inventory		(262,808)		118,011	40,789
Intangible assets
Prepaid expenses				(28,589)	7,717
Accounts payable and accrued expenses		143,172		269,317	(237,903)
Accounts payable and accrued expenses - subject to compromise				(22,457)	120,325
Accrued interest, related party - subject to compromise					6,468
Accrued interest					173,147
Related party accounts payable and accrued expenses - subject to compromise				(163,522)	237,670
Billings in excess of costs and estimated earnings -on uncompleted contracts		1,892		14,650	24,524
Deferred revenue		335,097		(87,115)	(132,897)
Net cash used in operating activities		(150,254)		(832,895)	(1,188,609)
Cash flows provided by investing activities:
Short-term investment				2,700	9,418
Purchase of equipment
Security deposit refund		2,700			12,000
Net cash provided by (used in) investing activities		2,700		2,700	21,418
Cash flows from financing activities:
Prepaid expenses on offering costs
Principal payments on related party notes payable
Proceeds from issuance of convertible debentures				1,919,001	150,000
Debt issuance costs
Proceeds from (repayment of) debtor in possession financing				(600,000)	600,000
Net cash provided by financing activities				1,319,001	750,000
Net decrease in cash and cash equivalents		(147,554)		488,806	(417,191)
Cash and cash equivalents - beginning of period		466,997	$ 955,803	466,997	884,188
Cash and cash equivalents - end of period		319,443		955,803	466,997
Cash paid during the period for:
Interest					$ 79,914